Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

September 30, 2020

M25-QTLY-1120
1.9885832.103

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 0.5%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	114,409
Arizona - 2.8%
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	91,289
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$296,255
Series 2017 B, 5% 7/1/25	250,000	298,178

TOTAL ARIZONA		685,722

California - 2.4%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	86,823
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	177,600
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	318,168

TOTAL CALIFORNIA		582,591

Colorado - 0.8%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	191,728
Connecticut - 11.5%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	210,413
Series 2016 D, 5% 8/15/25	330,000	398,901
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	47,442
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	479,148
Series K1, 5% 7/1/25	280,000	306,942
Series K3, 5% 7/1/25	200,000	219,244
Series N, 5% 7/1/25	50,000	55,068
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (a)	935,000	1,104,798

TOTAL CONNECTICUT		2,821,956

District Of Columbia - 1.6%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	87,445
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	302,588

TOTAL DISTRICT OF COLUMBIA		390,033

Florida - 7.9%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	597,315
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	358,875
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	516,477
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	60,978
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	48,456
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	240,160
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	118,604

TOTAL FLORIDA		1,940,865

Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (a)	50,000	59,816
Illinois - 10.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	116,850
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	296,418
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	169,763
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	241,118
Series 2016, 5% 5/15/25	250,000	294,780
Series 2019, 5% 9/1/25	200,000	221,128
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	212,908
Series 2017 D, 5% 11/1/25	25,000	26,876
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	112,570
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	178,181
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	244,893
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	434,978

TOTAL ILLINOIS		2,550,463

Indiana - 0.3%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	55,000	58,323
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,941

TOTAL INDIANA		88,264

Kentucky - 1.9%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	121,203
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	355,386

TOTAL KENTUCKY		476,589

Louisiana - 0.5%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	115,404
Maine - 3.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	265,000	289,271
Series 2017 A, 4% 7/1/25	465,000	515,378
Series 2017 B, 4% 7/1/25	100,000	110,834

TOTAL MAINE		915,483

Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	179,448
Massachusetts - 8.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	286,495
Bonds Series 2017 A2, 5%, tender 1/30/25 (b)	10,000	11,920
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	178,676
Series 2019 K, 5% 7/1/25	50,000	59,559
Series 2019, 5% 7/1/25	170,000	196,914
Series 2020 A, 5% 10/15/25	650,000	804,310
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	289,330
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (a)	300,000	359,826

TOTAL MASSACHUSETTS		2,187,030

Michigan - 3.8%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	343,788
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	179,448
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	119,632
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	286,308

TOTAL MICHIGAN		929,176

Missouri - 4.4%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	438,835
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	293,335
Series 2019 C, 5% 7/1/25	290,000	342,473

TOTAL MISSOURI		1,074,643

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	71,222
New Hampshire - 1.5%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	59,576
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	240,298
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	83,436

TOTAL NEW HAMPSHIRE		383,310

New Jersey - 5.8%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	229,468
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	286,835
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	121,208
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,760
Series 2016 E, 5% 7/1/25	50,000	59,302
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	462,332
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	23,631
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	125,226
Series 2016 A, 5% 6/15/25	40,000	46,360
Series AA, 5% 6/15/25	50,000	57,367

TOTAL NEW JERSEY		1,429,489

New York - 1.9%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,185
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	296,555
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	114,596
Series 2018, 5% 1/1/25	15,000	16,985

TOTAL NEW YORK		463,321

Ohio - 4.7%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	178,431
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	168,186
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	237,202
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	238,954
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	225,845
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	118,866

TOTAL OHIO		1,167,484

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	28,969
Oregon - 2.9%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	209,442
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	496,852

TOTAL OREGON		706,294

Pennsylvania - 9.4%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	721,776
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	34,824
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	120,946
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	134,805
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	141,419
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	129,483
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	59,816
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	236,544
Series 2015 AQ, 5% 6/15/25	200,000	239,754
Philadelphia Arpt. Rev. Series 2017 A, 5% 7/1/25	50,000	59,073
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,921
Series 2018 A, 5% 9/1/25	50,000	59,722
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	358,275

TOTAL PENNSYLVANIA		2,320,358

Tennessee - 2.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	295,285
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,523
Series 2017, 5% 4/1/25	265,000	306,300

TOTAL TENNESSEE		619,108

Texas - 1.0%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	238,438
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,489
Vermont - 1.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (a)	105,000	120,255
Series 2020 A, 5% 6/15/25 (a)	250,000	286,323

TOTAL VERMONT		406,578

Virginia - 0.6%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	140,473
Washington - 2.2%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	549,965
Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	40,000	47,411
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	12,205
Series 2017 A:
5% 4/1/25	155,000	184,297
5% 9/1/25	100,000	115,792

TOTAL WISCONSIN		359,705

TOTAL MUNICIPAL BONDS
(Cost $23,159,143)		24,223,823
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $23,159,143)		24,223,823
NET OTHER ASSETS (LIABILITIES) - 1.6%		382,629
NET ASSETS - 100%		$24,606,452

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$171
Total	$171

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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